Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	$ 850	$ (246)
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss	$ 6,059	$ (4,729)